PROPERTY AND EQUIPMENT (Details Textuals) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense	$ 67,000	$ 45,000